Property and Equipment, Net (Details) - USD ($)		12 Months Ended
	Oct. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Line Items]
Depreciation expense		$ 86,911	$ 83,226	$ 81,625
Carrying value		77,550
Impairment loss
Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Disposal value	$ 1,745,094
Gain loss on disposal	125,804
Minimum [Member] | Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	392,654
Maximum [Member] | Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 1,191,319
Chuancheng Digital [Member]
Property and Equipment, Net [Line Items]
Carrying value			$ 130,533